Document and Entity Information	Sep. 30, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001400118
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	SAGIMET BIOSCIENCES INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-41742
Entity Tax Identification Number	20-5991472
Entity Address, Address Line One	Sagimet Biosciences Inc.
Entity Address, Address Line Two	950 Tower Lane
Entity Address, Address Line Three	Suite 1500
Entity Address, City or Town	Foster City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94404
City Area Code	(650)
Local Phone Number	561-8600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Series A Common Stock, $0.0001 par value per share
Trading Symbol	SGMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false